Confirming Payables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		$ 264,151	$ 276,046
Additions	[1]	35,036	51,893
Payments		(25,393)	(26,255)
Foreign exchange effects		9,160	(7,851)
Interest accrual		23,662	9,667
Remeasurement discount rate	[1],[2]	(40,297)	(39,350)
Balance at the end of the year		266,319	264,151
Current liabilities		23,646	31,953
Non-current liabilities		242,673	232,197
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		221,710
Additions	[1]	26,116
Payments		(14,879)
Foreign exchange effects		6,034
Interest accrual		20,014
Remeasurement discount rate	[1],[2]	(39,072)
Balance at the end of the year		219,923	221,710
Current liabilities		18,658
Non-current liabilities		201,265
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		42,441
Additions	[1]	8,920
Payments		(10,514)
Foreign exchange effects		3,126
Interest accrual		3,648
Remeasurement discount rate	[1],[2]	(1,225)
Balance at the end of the year		46,396	$ 42,441
Current liabilities		4,988
Non-current liabilities		$ 41,408

[1]	As of December 31, 2022, the credit risk-adjusted rate used for Peru was between 10.92% and 12.04% (December 31, 2021: 3.54% and 7.28%) and for Brazil was between 8.22% and 8.61% (December 31, 2021: 7.68% and 8.67%).
[2]	The change in the period ended on December 31, 2022, was mainly due to the time change in the expected disbursements on decommissioning obligations in certain operations, in accordance with updates in their asset retirement and environmental obligations studies, and by the increase in the discount rates, as described above. In this way, asset retirement obligations for operational assets, decreased in an amount of USD 6,773 (December 31, 2021: increase of USD 5,879) as shown in note 21; and asset retirement and environmental obligations for non-operational assets expense in USD 1,512 (December 31, 2021: expense of USD 6,664) as shown in note 9.